Visualix Acquisition - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 23, 2021 EUR (€) shares	Apr. 23, 2021 USD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Minimum | 2018 Plan
Asset Acquisition [Line Items]
Stock option exercise price (in usd per share) | $ / shares			$ 39.74	$ 51.75
Visualix Asset Purchase Agreement
Asset Acquisition [Line Items]
Asset acquisition, consideration transferred | $		$ 490
Asset acquisition, equity interest issued or issuable (in shares)	4,928	4,928
Visualix Asset Purchase Agreement | Visualix
Asset Acquisition [Line Items]
Asset acquisition, consideration transferred | €	€ 50,000
Asset acquisition, equity interest issued or issuable (in shares)	4,224	4,224
Asset acquisition, noncompete term	2 years	2 years
Visualix Asset Purchase Agreement | FEVM
Asset Acquisition [Line Items]
Asset acquisition, equity interest issued or issuable (in shares)	704	704